advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
advance billings and customer deposits
Contract liabilities at beginning of period	$ 1,023	$ 965	$ 974	$ 914
Revenue deferred in previous period and recognized in current period	(647)	(661)	(631)	(625)
Net additions arising from operations	674	670	691	678
Additions arising from business acquisitions	1		15	7
Contract liabilities at end of period	1,049	974	1,049	974
Current	942	879	942	879
Non-current
Deferred revenues	103	89	103	89
Deferred customer activation and connection fees	$ 4	$ 6	$ 4	$ 6